Income Tax - Schedule Of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory income tax rate	21.00%	21.00%
State income tax	3.60%	3.30%
PPP Loan forgiveness	0.005	0.005
Other	(1.30%)	(0.10%)
Valuation allowance	(23.80%)	(25.00%)
Total effective income tax rate	0.00%	(0.30%)